Schedules of allowance for expected credit losses for advances to suppliers (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Balance at the beginning of year	$ 169,297	$ 94,046	$ 3,887
Recognized during the year	109,078	76,146	91,020
Exchange realignment	12,028	(895)	(861)
Balance at the end of year	290,403	169,297	94,046
Supplier S [Member]
Balance at the beginning of year
Recognized during the year	16,541
Exchange realignment	489
Balance at the end of year	$ 17,030